STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2020
STOCK-BASED COMPENSATION PLANS
Schedule of weighted-average assumptions for estimate of fair value of outstanding stock options

December 31, 2020	Quebecor		Quebecor Media		TVA Group
Risk-free interest rate	0.54%		0.27%		0.53%
Distribution yield	2.43%		1.00%		—%
Expected volatility	21.15%		28.96%		56.27%
Expected remaining life	4.6	years	1.0	years	4.5	years

December 31, 2019	Quebecor		Quebecor Media		TVA Group
Risk-free interest rate	1.80%		1.79%		1.80%
Distribution yield	1.35%		1.00%		—%
Expected volatility	17.94%		14.53%		51.81%
Expected remaining life	5.1	years	1.1	years	4.9	years

Quebecor Stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of changes to outstanding options

	2020		2019
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price
Balance at beginning of year	2,404,892	$29.20	1,562,892	$23.40
Granted	1,267,267	33.19	1,343,250	31.61
Transferred[1]	—	—	290,000	13.24
Exercised	—	—	(590,000)	11.72
Cancelled	(216,200)	31.09	(201,250)	28.57
Balance at end of year	3,455,959	$30.54	2,404,892	$29.20

[1] These options were transferred from the parent corporation. The fair value of the liability at the transfer date is assumed by the parent corporation, while subsequent changes in the fair value is assumed by the Corporation.

Quebecor Media stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of changes to outstanding options

	2020		2019
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price
Balance at beginning of year	129,200	$65.41	318,400	$64.61
Exercised	(81,250)	65.08	(147,400)	62.41
Cancelled	—	—	(41,800)	69.91
Balance at end of year	47,950	$65.96	129,200	$65.41

Vested options at end of year	47,950	$65.96	97,550	$63.74

TVA Group stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of changes to outstanding options

	2020		2019
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price
Balance at beginning of year	515,000	$2.43	340,000	$2.99
Granted	310,000	1.40	290,000	2.05
Cancelled	(30,000)	1.65	(115,000)	3.13
Balance at end of year	795,000	$2.06	515,000	$2.43

Vested options at end of year	35,000	$6.85	28,000	$6.85